UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE EQUITY

INCOME BUILDER FUND

FORM N-Q

MARCH 31, 2011

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited)	March 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 76.9%
CONSUMER DISCRETIONARY - 5.5%
Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	306,150	$23,294,954

Media - 3.0%
Reed Elsevier PLC	2,123,550	18,395,624
Thomson Corp.	340,000	13,341,600
Time Warner Inc.	868,600	31,009,020

Total Media		62,746,244

Specialty Retail - 1.4%
Home Depot Inc.	750,000	27,795,000

TOTAL CONSUMER DISCRETIONARY		113,836,198

CONSUMER STAPLES - 8.9%
Food & Staples Retailing - 1.7%
FHC Delaware Inc.	28,868	0	*(a)(b)
Wal-Mart Stores Inc.	670,000	34,873,500

Total Food & Staples Retailing		34,873,500

Food Products - 2.2%
H.J. Heinz Co.	937,840	45,785,349

Household Products - 5.0%
Kimberly-Clark Corp.	800,000	52,216,000
Procter & Gamble Co.	865,000	53,284,000

Total Household Products		105,500,000

TOTAL CONSUMER STAPLES		186,158,849

ENERGY - 11.2%
Oil, Gas & Consumable Fuels - 11.2%
Chevron Corp.	475,000	51,029,250
ConocoPhillips	125,000	9,982,500
Exxon Mobil Corp.	684,000	57,544,920
Spectra Energy Corp.	1,600,000	43,488,000
Targa Resources Corp.	350,000	12,684,000
Total SA, ADR	969,490	59,109,805

TOTAL ENERGY		233,838,475

FINANCIALS - 11.0%
Capital Markets - 1.3%
BlackRock Inc.	110,000	22,111,100
Medley Capital Corp.	387,745	4,722,734	*

Total Capital Markets		26,833,834

Insurance - 3.6%
Berkshire Hathaway Inc., Class B Shares	441,500	36,922,645	*
Travelers Cos. Inc.	650,000	38,662,000

Total Insurance		75,584,645

Real Estate Investment Trusts (REITs) - 2.6%
Annaly Capital Management Inc.	1,900,000	33,155,000
Chimera Investment Corp.	5,000,000	19,800,000

Total Real Estate Investment Trusts (REITs)		52,955,000

Thrifts & Mortgage Finance - 3.5%
First Niagara Financial Group Inc.	1,500,000	20,370,000
New York Community Bancorp Inc.	1,198,960	20,694,050
People’s United Financial Inc.	2,500,000	31,450,000

Total Thrifts & Mortgage Finance		72,514,050

TOTAL FINANCIALS		227,887,529

HEALTH CARE - 4.6%
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co.	1,500,000	39,645,000
GlaxoSmithKline PLC, ADR	500,390	19,219,980
Johnson & Johnson	450,000	26,662,500
Pfizer Inc.	492,000	9,992,520

TOTAL HEALTH CARE		95,520,000

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	SHARES	VALUE
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.8%
Honeywell International Inc.	265,000	$15,823,150
Lockheed Martin Corp.	290,000	23,316,000
Raytheon Co.	380,000	19,330,600

Total Aerospace & Defense		58,469,750

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	459,340	34,138,149

Commercial Services & Supplies - 2.9%
Waste Management Inc.	1,600,000	59,744,000

Industrial Conglomerates - 3.2%
3M Co.	310,000	28,985,000
General Electric Co.	1,350,000	27,067,500
United Technologies Corp.	125,000	10,581,250

Total Industrial Conglomerates		66,633,750

Marine - 0.7%
Alexander & Baldwin Inc.	319,710	14,594,761

Trading Companies & Distributors - 0.4%
TAL International Group Inc.	221,800	8,044,686

TOTAL INDUSTRIALS		241,625,096

INFORMATION TECHNOLOGY - 10.2%
Computers & Peripherals - 1.9%
Apple Inc.	113,540	39,563,013	*

Internet Software & Services - 0.8%
Google Inc., Class A Shares	27,810	16,302,500	*

IT Services - 3.1%
Automatic Data Processing Inc.	450,000	23,089,500
International Business Machines Corp.	115,000	18,753,050
Paychex Inc.	750,000	23,520,000

Total IT Services		65,362,550

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	691,440	13,946,345
Linear Technology Corp.	103,720	3,488,103
Microchip Technology Inc.	500,000	19,005,000

Total Semiconductors & Semiconductor Equipment		36,439,448

Software - 2.6%
Microsoft Corp.	2,114,000	53,611,040

TOTAL INFORMATION TECHNOLOGY		211,278,551

MATERIALS - 2.9%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	550,000	30,233,500
PPG Industries Inc.	225,000	21,422,250

Total Chemicals		51,655,750

Metals & Mining - 0.4%
Nucor Corp.	200,000	9,204,000

TOTAL MATERIALS		60,859,750

TELECOMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 5.2%
AT&T Inc.	1,380,000	42,228,000
Verizon Communications Inc.	1,450,000	55,883,000
Windstream Corp.	790,900	10,178,883

TOTAL TELECOMMUNICATION SERVICES		108,289,883

UTILITIES - 5.8%
Electric Utilities - 1.3%
American Electric Power Co. Inc.	750,000	26,355,000

Gas Utilities - 1.1%
ONEOK Inc.	350,000	23,408,000

Multi-Utilities - 3.4%
CenterPoint Energy Inc.	1,750,000	30,730,000

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY			SHARES	VALUE
UTILITIES - 5.8% (continued)
National Grid PLC			4,300,000	$40,974,455

Total Multi-Utilities				71,704,455

TOTAL UTILITIES				121,467,455

TOTAL COMMON STOCKS (Cost - $1,610,226,423)				1,600,761,786

SECURITY	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 6.0%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
General Motors Co.	4.750%		260,000	12,532,000

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp.	6.000%		143,000	10,132,980

FINANCIALS - 2.1%
Diversified Financial Services - 1.0%
CalEnergy Capital Trust III	6.500%		400,000	20,200,000

Insurance - 1.1%
Metlife Inc.	5.000%		270,000	22,909,500

TOTAL FINANCIALS				43,109,500

UTILITIES - 2.8%
Electric Utilities - 2.8%
Great Plains Energy Inc.	12.000%		322,100	20,791,555
NextEra Energy Inc.	7.000%		750,000	37,875,000

TOTAL UTILITIES				58,666,555

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $121,077,757)				124,441,035

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1 A	5.250%	6/27/34	$73,417	1	(b)(c)†
Sail Net Interest Margin Notes, 2003-BC2A A	7.750%	4/27/33	141,210	0	(b)(c)†
Sail Net Interest Margin Notes, 2004-2A A	5.500%	3/27/34	35,690	0	(b)(c)†

TOTAL ASSET-BACKED SECURITIES (Cost - $250,102)				1

CONVERTIBLE BONDS & NOTES - 1.0%
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 1.0%
VeriSign Inc., Junior Subordinated Notes (Cost - $14,730,378)	3.250%	8/15/37	18,000,000	21,780,000

CORPORATE BONDS & NOTES - 5.5%
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 1.5%
CVS Caremark Corp., Junior Subordinated Bonds	6.302%	6/1/37	32,000,000	31,448,576	(d)

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Southern Union Co., Junior Subordinated Notes	7.200%	11/1/66	30,000,000	28,800,000	(d)

FINANCIALS - 2.4%
Commercial Banks - 1.1%
Wells Fargo Capital XIII, Medium-Term Notes	7.700%	3/26/13	22,000,000	22,770,000	(d)(e)

Diversified Financial Services - 1.3%
JPMorgan Chase & Co., Junior Subordinated Notes	7.900%	4/30/18	18,000,000	19,762,254	(d)(e)
PPL Capital Funding Inc., Junior Subordinated Notes	6.700%	3/30/67	8,800,000	8,689,534	(d)

Total Diversified Financial Services				28,451,788

TOTAL FINANCIALS				51,221,788

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY INCOME BUILDER FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 0.2%
Electric Utilities - 0.2%
FPL Group Capital Inc., Junior Subordinated Notes	6.650%	6/15/67	$3,500,000	$3,500,007	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $107,699,365)				114,970,371

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,853,984,025)				1,861,953,193

SHORT-TERM INVESTMENTS - 11.1%
Repurchase Agreements - 11.1%
Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/11 with Deutsche Bank Securities Inc.; Proceeds at maturity - $76,924,321 (Fully collateralized by various U.S. government agency obligations, 0.750% to 4.125% due 12/21/12 to 2/11/14; Market value - $78,463,040)	0.150%	4/1/11	76,924,000	76,924,000
Interest in $100,000,000 joint tri-party repurchase agreement dated 3/31/11 with RBS Securities Inc.; Proceeds at maturity - $76,923,235; (Fully collateralized by U.S. government obligations, 3.625% due 2/15/21; Market value - $78,462,792)	0.110%	4/1/11	76,923,000	76,923,000
Interest in $562,442,000 joint tri-party repurchase agreement dated 3/31/11 with Barclays Capital Inc.; Proceeds at maturity - $76,923,235; (Fully collateralized by various U.S. government obligations, 1.375% to 1.750% due 1/15/20 to 1/15/28; Market value - $78,461,462)	0.110%	4/1/11	76,923,000	76,923,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $230,770,000)				230,770,000

TOTAL INVESTMENTS - 100.5% (Cost - $2,084,754,025#)				2,092,723,193
Liabilities in Excess of Other Assets - (0.5)%				(10,105,229)

TOTAL NET ASSETS - 100.0%				$2,082,617,964

*	Non-income producing security.

(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security (unaudited).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(e)	Security has no maturity date. The date shown represents the next call date.

†	The coupon payment on these securities is currently in default as of March 31, 2011.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Equity Income Builder Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Common stocks	$1,600,761,786	—	$0	*	$1,600,761,786
Convertible preferred stocks	104,241,035	$20,200,000	—		124,441,035
Asset-backed securities	—	1	—		1
Convertible bonds & notes	—	21,780,000	—		21,780,000
Corporate bonds & notes	—	114,970,371	—		114,970,371

Total long-term investments	$1,705,002,821	$156,950,372	$—		$1,861,953,193

Short-term investments†	—	230,770,000	—		230,770,000

Total investments	$1,705,002,821	$387,720,372	$—		$2,092,723,193

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

*	Value is less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS
Balance as of December 31, 2010	$0	*
Accrued premiums/discounts	—
Realized gain(loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of March 31, 2011	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2011	—

*	Value is less than $1.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$53,669,865
Gross unrealized depreciation	(45,700,697)

Net unrealized appreciation	$7,969,168

3. Derivative Instruments and Hedging Activities

Notes to Schedule of Investments (unaudited) (continued)

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: May 24, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: May 24, 2011